Derivative Financial Instruments (Schedule Of NYMEX Contracts And Butane Price Swap Purchase Agreements) (Details) bbl in Millions	Dec. 31, 2019 bbl
Economic Hedges [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount	3.2
Economic Hedges Futures [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount	0.7